Acquisition of subsidiaries (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2021	Jul. 05, 2021	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Cash		$ 6,000,000
Stock Issued During Period, Value, Acquisitions	$ 4,544,304	4,554,304	$ 4,544,304
Contingent purchase consideration		24,716,957	$ 24,716,957
Total purchase consideration		35,261,261
Recognized amounts of identifiable assets acquired and liabilities assumed
Cash		26,161
Other Current assets		151,284
Property, plant and equipment		788
Other non-current assets		4,000
Tradenames/Trademarks		1,419,000
Customer relationships		7,275,000
Non-compete agreements		2,096,000
		10,972,233
Current liabilities assumed		(264,135)
Non-current liabilities assumed		(205,320)
Imputed Deferred taxation on identifiable intangible acquired		(2,265,900)
Net identifiable assets acquired and liabilities assumed		8,236,878
Goodwill		$ 27,024,383